Sphere 500 Climate Fund
Schedule of Investments
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% Shares Fair Value
Communications — 11.32%
Alphabet, Inc., Class C 4,206 $ 746,102
Alphabet, Inc., Class A 4,815 848,547
AppLovin Corp., Class A
(a)
175 61,264
AT&T, Inc. 5,961 172,511
Charter Communications, Inc., Class A
(a)
78 31,887
Comcast Corp., Class A 3,066 109,426
Electronic Arts, Inc. 187 29,864
Liberty Media Corp., Class C
(a)
181 18,915
Live Nation Entertainment, Inc.
(a)
128 19,364
Meta Platforms, Inc., Class A 1,798 1,327,086
Netflix, Inc.
(a)
350 468,696
Omnicom Group, Inc. 159 11,438
Pinterest, Inc., Class A
(a)
485 17,392
Roblox Corp., Class A
(a)
480 50,496
Take-Two Interactive Software, Inc.
(a)
135 32,785
T-Mobile US, Inc. 382 91,015
Verizon Communications, Inc. 3,495 151,229
Walt Disney Co. (The) 1,489 184,650
Warner Bros. Discovery, Inc.
(a)
1,849 21,190
4,393,857
Consumer Discretionary — 11.75%
Airbnb, Inc., Class A
(a)
343 45,393
Amazon.com, Inc.
(a)
7,876 1,727,916
Aptiv PLC
(a)
178 12,143
AutoZone, Inc.
(a)
13 48,259
Best Buy Co., Inc. 161 10,808
Booking Holdings, Inc. 26 150,520
Burlington Stores, Inc.
(a)
52 12,097
Carnival Corp.
(a)
893 25,111
Carvana Co.
(a)
101 34,033
Chipotle Mexican Grill, Inc.
(a)
1,109 62,270
Copart, Inc.
(a)
733 35,968
Coupang, Inc.
(a)
1,030 30,859
D.R. Horton, Inc. 224 28,878
Darden Restaurants, Inc. 96 20,925
Deckers Outdoor Corp.
(a)
121 12,471
Domino's Pizza, Inc. 28 12,617
DoorDash, Inc., Class A
(a)
281 69,269
DraftKings, Inc., Class A
(a)
396 16,984
eBay, Inc. 380 28,295
Expedia Group, Inc.
(a)
99 16,699
Ford Motor Co. 3,229 35,035
General Motors Co. 795 39,122
Genuine Parts Co. 114 13,829

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Consumer Discretionary — 11.75% - (continued)
Hilton Worldwide Holdings, Inc. 192 $ 51,137
Home Depot, Inc. (The) 824 302,111
Kellogg Co. 246 19,564
Las Vegas Sands Corp. 304 13,227
Lennar Corp., Class A 189 20,905
Lowe's Companies., Inc. 464 102,948
Lululemon Athletica, Inc.
(a)
86 20,432
Marriott International, Inc., Class A 187 51,090
Masco Corp. 174 11,199
McDonald's Corp. 593 173,257
Nike, Inc., Class B 960 68,198
NVR, Inc.
(a)
2 14,771
O'Reilly Automotive, Inc.
(a)
703 63,361
PulteGroup, Inc. 165 17,401
Ross Stores, Inc. 266 33,936
Royal Caribbean Cruises Ltd. 204 63,881
Starbucks Corp. 941 86,225
Tapestry, Inc. 171 15,016
Tesla, Inc.
(a)
2,324 738,243
TJX Companies, Inc. (The) 924 114,106
Tractor Supply Co. 438 23,113
Ulta Beauty, Inc.
(a)
37 17,309
Williams-Sonoma, Inc. 98 16,010
Yum! Brands, Inc. 230 34,081
4,561,022
Consumer Staples — 4.38%
BJ's Wholesale Club Holdings, Inc.
(a)
108 11,646
Casey's General Stores, Inc. 30 15,308
Clorox Co. (The) 101 12,127
Coca-Cola Co. (The) 3,543 250,668
Colgate-Palmolive Co. 671 60,994
Constellation Brands, Inc., Class A 112 18,220
Costco Wholesale Corp. 367 363,307
Dollar General Corp. 181 20,703
Dollar Tree, Inc.
(a)
172 17,035
Estee Lauder Companies, Inc. (The), Class A 193 15,594
General Mills, Inc. 452 23,418
Hershey Co. (The) 122 20,246
Kenvue Inc. 1,591 33,300
Keurig Dr Pepper, Inc. 1,066 35,242
Kimberly-Clark Corp. 274 35,324
Kraft Heinz Co. (The) 977 25,227
Kroger Co. (The) 547 39,236
McCormick & Co., Inc. 209 15,846
Mondelez International, Inc., Class A 1,072 72,296

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Consumer Staples — 4.38% - (continued)
Monster Beverage Corp.
(a)
574 $ 35,955
Pentair PLC 135 13,859
PepsiCo, Inc. 1,134 149,733
Performance Food Group Co.
(a)
127 11,109
Procter & Gamble Co. (The) 1,942 309,399
Sprouts Farmers Market, Inc.
(a)
80 13,171
Sysco Corp. 400 30,296
Target Corp. 375 36,994
US Foods Holding Corp.
(a)
190 14,632
1,700,885
Financials — 13.19%
Aflac, Inc. 402 42,395
Allstate Corp. (The) 218 43,886
American Express Co. 580 185,009
American International Group, Inc. 476 40,741
Ameriprise Financial, Inc. 78 41,631
Aon PLC, Class A 173 61,719
Apollo Global Management, Inc. 334 47,385
Ares Capital Corp. 572 12,561
Arthur J. Gallagher & Co. 210 67,225
Bank of America Corp. 6,236 295,088
Bank of New York Mellon Corp. (The) 591 53,846
BlackRock, Inc. 119 124,860
Brown & Brown, Inc. 196 21,731
Capital One Financial Corp. 523 111,274
Charles Schwab Corp. (The) 1,419 129,469
Chubb Ltd. 330 95,607
Church & Dwight Co., Inc. 203 19,510
Cincinnati Financial Corp. 127 18,913
CME Group, Inc. 298 82,135
Coinbase Global, Inc., Class A
(a)
167 58,532
Equitable Holdings, Inc. 250 14,025
Fidelity National Financial, Inc. 215 12,053
Fifth Third Bancorp 550 22,622
First Citizens BancShares, Inc., Class A 7 13,695
First Republic Bank
(a)
26 —
Goldman Sachs Group, Inc. (The) 253 179,060
Hartford Financial Services Group, Inc. (The) 234 29,688
Huntington Bancshares, Inc. 1,194 20,011
Interactive Brokers Group, Inc., Class A 351 19,449
Intercontinental Exchange, Inc. 472 86,598
JPMorgan Chase & Co. 2,293 664,763
KeyCorp 905 15,765
Loews Corp. 143 13,107
LPL Financial Holdings, Inc. 65 24,373

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Financials — 13.19% - (continued)
M&T Bank Corp. 132 $ 25,607
Markel Group Inc.
(a)
10 19,974
Marsh & McLennan Companies., Inc. 408 89,204
MasterCard, Inc., Class A 680 382,119
MetLife, Inc. 465 37,395
Moody's Corp. 149 74,737
Morgan Stanley 1,014 142,832
MSCI, Inc. 62 35,758
Nasdaq, Inc. 355 31,744
Northern Trust Corp. 158 20,033
Otis Worldwide Corp. 327 32,380
PayPal Holdings, Inc.
(a)
803 59,679
PNC Financial Services Group, Inc. (The) 326 60,773
Principal Financial Group, Inc. 184 14,615
Progressive Corp. (The) 485 129,427
Prudential Financial, Inc. 293 31,480
Raymond James Financial, Inc. 150 23,006
Robinhood Markets, Inc., Class A
(a)
611 57,208
S&P Global, Inc. 254 133,932
SoFi Technologies, Inc.
(a)
897 16,334
State Street Corp. 235 24,990
Synchrony Financial 314 20,956
T. Rowe Price Group, Inc. 179 17,274
Toast, Inc., Class A
(a)
372 16,476
Tradeweb Markets, Inc., Class A 96 14,054
TransUnion 160 14,080
Travelers Companies, Inc. (The) 187 50,030
Truist Financial Corp. 1,084 46,601
U.S. Bancorp 1,289 58,327
Unum Group 143 11,549
Visa, Inc., Class A 1,415 502,396
W.R. Berkley Corp. 246 18,074
Wells Fargo & Co. 2,695 215,923
Willis Towers Watson PLC 81 24,827
5,122,520
Health Care — 10.58%
Abbott Laboratories 1,435 195,174
AbbVie, Inc. 1,464 271,749
Agilent Technologies, Inc. 234 27,614
Alnylam Pharmaceuticals, Inc.
(a)
103 33,587
AmerisourceBergen Corp. 151 45,277
Amgen, Inc. 445 124,248
Baxter International, Inc. 423 12,808
Becton, Dickinson and Co. 237 40,823
Biogen, Inc.
(a)
121 15,196

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Health Care — 10.58% - (continued)
Boston Scientific Corp.
(a)
1,222 $ 131,255
Bristol-Myers Squibb Co. 1,686 78,045
Cardinal Health, Inc. 197 33,096
Centene Corp.
(a)
408 22,146
Cigna Corp. 218 72,066
Cooper Companies, Inc. (The)
(a)
164 11,670
CVS Health Corp. 1,048 72,291
Danaher Corp. 541 106,869
DexCom, Inc.
(a)
320 27,933
Edwards LifeSciences Corp.
(a)
476 37,228
Elevance Health, Inc. 187 72,736
Eli Lilly & Co. 704 548,789
GE HealthCare Technologies, Inc. 378 27,998
Gilead Sciences, Inc. 1,030 114,196
HCA Healthcare, Inc. 141 54,017
Hologic, Inc.
(a)
183 11,924
Humana, Inc. 99 24,204
IDEXX Laboratories, Inc.
(a)
66 35,398
Illumina, Inc.
(a)
127 12,117
Incyte Corp.
(a)
158 10,760
Insmed, Inc.
(a)
147 14,794
Insulet Corp.
(a)
58 18,222
Intuitive Surgical, Inc.
(a)
295 160,307
IQVIA Holdings, Inc.
(a)
142 22,378
Johnson & Johnson 1,993 304,431
Labcorp Holdings, Inc. 69 18,113
McKesson Corp. 103 75,476
Medtronic PLC 1,062 92,575
Merck & Co., Inc. 2,081 164,732
Mettler-Toledo International, Inc.
(a)
17 19,970
Molina Healthcare, Inc.
(a)
44 13,108
Natera, Inc.
(a)
107 18,077
Pfizer, Inc. 4,709 114,146
Quest Diagnostics, Inc. 92 16,526
Regeneron Pharmaceuticals, Inc.
(a)
86 45,150
ResMed, Inc. 120 30,960
Steris PLC 81 19,458
Stryker Corp. 296 117,107
Tenet Healthcare Corp.
(a)
75 13,200
Thermo Fisher Scientific, Inc. 312 126,505
UnitedHealth Group, Inc. 750 233,977
Vertex Pharmaceuticals, Inc.
(a)
212 94,382
Waters Corp.
(a)
49 17,103
West Pharmaceutical Services, Inc. 59 12,909
Zimmer Biomet Holdings, Inc. 163 14,867

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Health Care — 10.58% - (continued)
Zoetis, Inc., Class A 369 $ 57,546
4,107,233
Industrials — 4.93%
3M Co. 445 67,747
AECOM 109 12,302
Carrier Global Corp. 661 48,379
Cintas Corp. 284 63,295
Citigroup, Inc. 1,545 131,510
Comfort Systems USA, Inc. 28 15,014
Cummins, Inc. 112 36,680
Deere & Co. 208 105,766
Delta Air Lines, Inc. 539 26,508
Dover Corp. 113 20,705
EMCOR Group, Inc. 36 19,256
Emerson Electric Co. 465 61,998
Expeditors International of Washington, Inc. 112 12,796
Fastenal Co. 949 39,858
FedEx Corp. 181 41,143
Graco, Inc. 137 11,778
Hubbell, Inc. 44 17,970
IDEX Corp. 62 10,885
Illinois Tool Works, Inc. 242 59,835
Ingersoll Rand, Inc. 333 27,699
Johnson Controls International PLC 544 57,457
Lennox International, Inc. 26 14,904
Norfolk Southern Corp. 186 47,610
Old Dominion Freight Line, Inc. 151 24,507
PACCAR, Inc. 427 40,591
Paychex, Inc. 267 38,838
Quanta Services, Inc. 121 45,747
Republic Services, Inc. 167 41,184
Rockwell Automation, Inc. 93 30,892
Rollins, Inc. 244 13,766
Roper Technologies, Inc. 88 49,882
Snap-on, Inc. 42 13,070
Southwest Airlines Co. 467 15,149
TE Connectivity PLC 245 41,324
Trane Technologies PLC 184 80,484
Union Pacific Corp. 494 113,660
United Airlines Holdings, Inc.
(a)
269 21,420
United Parcel Service, Inc., Class B 608 61,372
United Rentals, Inc. 53 39,930
Veralto Corp. 197 19,887
Verisk Analytics, Inc. 115 35,823
Vertiv Holdings Co., Class A 309 39,679

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Industrials — 4.93% - (continued)
W.W. Grainger, Inc. 37 $ 38,489
Waste Management, Inc. 333 76,197
Watsco, Inc. 28 12,365
Westinghouse Air Brake Technologies Corp. 140 29,309
XPO, Inc.
(a)
94 11,871
Xylem, Inc. 200 25,872
1,912,403
Materials — 2.05%
Air Products & Chemicals, Inc. 183 51,617
Amcor PLC 1,906 17,516
AngloGold Ashanti PLC 417 19,003
Avery Dennison Corp. 63 11,055
Ball Corp. 229 12,845
Carlisle Companies, Inc. 35 13,069
CF Industries Holdings, Inc. 133 12,236
Corteva, Inc. 564 42,035
DuPont de Nemours, Inc. 346 23,732
Ecolab, Inc. 210 56,582
Freeport-McMoRan, Inc. 1,184 51,326
International Flavors & Fragrances, Inc. 208 15,298
Linde PLC 387 181,574
LyondellBasell Industries NV, Class A 212 12,266
Martin Marietta Materials, Inc. 49 26,899
Newmont Corp. 921 53,658
Nucor Corp. 190 24,612
Packaging Corporation of America 73 13,757
PPG Industries, Inc. 187 21,271
Reliance Steel & Aluminum Co. 43 13,498
RPM International, Inc. 105 11,533
Sherwin-Williams Co. (The) 193 66,268
Steel Dynamics, Inc. 115 14,721
Vulcan Materials Co. 109 28,429
794,800
Real Estate — 2.15%
American Tower Corp. 387 85,534
AvalonBay Communities, Inc. 117 23,810
CBRE Group, Inc., Class A
(a)
245 34,329
Crown Castle International Corp. 360 36,982
Digital Realty Trust, Inc. 279 48,638
Equinix, Inc. 80 63,638
Equity Residential 312 21,057
Essex Property Trust, Inc. 53 15,020
Extra Space Storage, Inc. 173 25,507
Invitation Homes, Inc. 506 16,597
Iron Mountain, Inc. 242 24,822

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Real Estate — 2.15% - (continued)
Kimco Realty Corp. 549 $ 11,540
Mid-America Apartment Communities, Inc. 96 14,209
Prologis, Inc. 766 80,522
Public Storage 130 38,145
Realty Income Corp. 748 43,092
SBA Communications Corp., Class A 87 20,431
Simon Property Group, Inc. 268 43,084
Sun Communities, Inc. 104 13,155
UDR, Inc. 273 11,147
Ventas, Inc. 372 23,492
VICI Properties, Inc. 874 28,492
Welltower, Inc. 542 83,322
Weyerhaeuser Co. 599 15,388
WP Carey, Inc. 179 11,166
833,119
Technology — 37.97%
Accenture PLC, Class A 517 154,526
Adobe, Inc.
(a)
352 136,182
Advanced Micro Devices, Inc.
(a)
1,337 189,720
Affirm Holdings, Inc.
(a)
222 15,349
Analog Devices, Inc. 410 97,588
ANSYS, Inc.
(a)
72 25,288
Apple, Inc. 12,371 2,538,159
Applied Materials, Inc. 664 121,558
Arista Networks, Inc.
(a)
855 87,475
Atlassian Corp., Class A
(a)
134 27,214
Autodesk, Inc.
(a)
177 54,794
Automatic Data Processing, Inc. 336 103,622
Block, Inc.
(a)
444 30,161
Broadcom, Inc. 3,823 1,053,811
Broadridge Financial Solutions, Inc. 96 23,331
Cadence Design Systems, Inc.
(a)
225 69,334
CDW Corp. 108 19,288
Cisco Systems, Inc. 3,280 227,566
Cloudflare, Inc., Class A
(a)
252 49,349
Cognizant Technology Solutions Corp., Class A 406 31,680
Corning, Inc. 649 34,131
Corpay, Inc.
(a)
56 18,582
CoStar Group, Inc.
(a)
345 27,738
Crowdstrike Holdings, Inc., Class A
(a)
198 100,843
CyberArk Software, Ltd.
(a)
40 16,275
Datadog, Inc., Class A
(a)
254 34,120
Dell Technologies, Inc., Class C 253 31,018
DocuSign, Inc.
(a)
165 12,852
Duolingo, Inc.
(a)
31 12,711

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Technology — 37.97% - (continued)
Dynatrace, Inc.
(a)
244 $ 13,471
Equifax, Inc. 102 26,456
F5, Inc.
(a)
47 13,833
FactSet Research Systems, Inc. 31 13,866
Fair Isaac Corp.
(a)
19 34,731
Fidelity National Information Services, Inc. 435 35,413
First Solar, Inc.
(a)
84 13,905
Fiserv, Inc.
(a)
456 78,619
Flex Ltd.
(a)
306 15,276
Fortinet, Inc.
(a)
527 55,714
Garmin Ltd. 134 27,968
Gartner, Inc.
(a)
62 25,062
Gen Digital, Inc. 465 13,671
Global Payments, Inc. 200 16,008
GoDaddy, Inc., Class A
(a)
117 21,067
Guidewire Software, Inc.
(a)
69 16,246
Hewlett Packard Enterprise Co. 1,083 22,147
HP, Inc. 777 19,005
HubSpot, Inc.
(a)
42 23,378
Intel Corp. 3,612 80,909
International Business Machines Corp. 769 226,685
Intuit, Inc. 225 177,217
Jabil, Inc. 86 18,757
KLA Corp. 109 97,636
Lam Research Corp. 1,056 102,791
Marvell Technology, Inc. 711 55,031
Microchip Technology, Inc. 437 30,752
Micron Technology, Inc. 922 113,637
Microsoft Corp. 6,075 3,021,767
MicroStrategy, Inc., Class A
(a)
210 84,888
MongoDB, Inc.
(a)
65 13,649
Monolithic Power Systems, Inc. 38 27,792
NetApp, Inc. 165 17,581
Nutanix, Inc., Class A
(a)
212 16,205
NVIDIA Corp. 19,415 3,067,377
Okta, Inc.
(a)
137 13,696
ON Semiconductor Corp.
(a)
344 18,029
Oracle Corp. 1,366 298,649
Palo Alto Networks, Inc.
(a)
547 111,938
PTC, Inc.
(a)
98 16,889
Pure Storage, Inc., Class A
(a)
256 14,740
Qualcomm, Inc. 909 144,767
Salesforce, Inc. 772 210,517
Seagate Technology PLC 175 25,258
ServiceNow, Inc.
(a)
171 175,802

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.38% - (continued) Shares Fair Value
Technology — 37.97% - (continued)
Snowflake, Inc., Class A
(a)
263 $ 58,852
SS&C Technologies Holdings, Inc. 177 14,656
Super Micro Computer, Inc.
(a)
425 20,829
Synopsys, Inc.
(a)
127 65,110
Teradyne, Inc. 132 11,869
Texas Instruments, Inc. 751 155,923
Trade Desk, Inc. (The), Class A
(a)
369 26,564
Trimble, Inc.
(a)
197 14,968
Twilio, Inc., Class A
(a)
120 14,923
Tyler Technologies, Inc.
(a)
35 20,749
Uber Technologies, Inc.
(a)
1,666 155,437
Veeva Systems, Inc., Class A
(a)
123 35,422
VeriSign, Inc.
(a)
77 22,238
Western Digital Corp.
(a)
286 18,301
Workday, Inc., Class A
(a)
177 42,480
Zebra Technologies Corp., Class A
(a)
41 12,643
Zoom Video Communications
(a)
214 16,688
Zscaler, Inc.
(a)
80 25,115
14,745,827
Utilities — 0.06%
American Water Works Company, Inc. 161 22,397
Total Common Stocks (Cost $34,717,242) 38,194,063
Total Investments — 98.38%
    (Cost $34,717,242) 38,194,063
Other Assets in Excess of Liabilities — 1.62% 629,380
NET ASSETS — 100.00% $ 38,823,443
(a) Non-income producing security.